Commitments and contingent liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Commitments and contingent liabilities
Capital expenditures
	March 31,
	2018	2019
	$ in thousands	$ in thousands

Construction in Xinxing, Guangdong, PRC	358	41
	358	41